Share-based payments - Summary of options outstanding and exercisable (Detail) $ in Millions	Dec. 31, 2017 USD ($) Option	Dec. 31, 2017 GBP (£) Option	Dec. 31, 2016 Option
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, number | Option	188,766	188,766	567,598
Aggregate intrinsic value | $	$ 3
Rio Tinto plc [member] | Exercise price GBP16 - GBP43 [member] | Share Option Plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, number | Option	164,119	164,119
Weighted average exercise price per option | £		£ 32
Weighted average remaining contractual life Years	2.56	2.56
Aggregate intrinsic value | $	$ 2
Rio Tinto Limited [member] | Exercise price A$33 [member] | Share Option Plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, number | Option	24,647	24,647
Weighted average exercise price per option | £		£ 33
Weighted average remaining contractual life Years	1.21	1.21
Aggregate intrinsic value | $	$ 1